Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Related Parties Outstanding Balances of Receivables and Payables

Outstanding balances of receivables and payables in relations to transactions with related parties as of December 31, 2016 and 2017, are as follows:

		2016
		Receivables						Payables
(In millions of Korean won)		Trade receivables		Loans		Other receivables		Trade payables		Other payables
Associates and joint ventures	KT Wibro Infra Co., Ltd.	￦	—	￦	—	￦	—	￦	—	￦	43,394
	K-Realty CR-REITs No.1		882		—		33,110		—		—
	MOS GS Co., Ltd.		9		—		1		—		1,494
	MOS Daegu Co., Ltd.		1		—		—		—		1,082
	MOS Chungcheong Co., Ltd.		6		—		1		—		2,065
	MOS Gangnam Co., Ltd.		6		—		1		—		1,129
	MOS GB Co., Ltd.		19		—		5		—		2,167
	MOS BS Co., Ltd.		34		—		1		—		1,114
	MOS Honam Co., Ltd.		2		—		—		—		1,289
	Others		481		—		179		3		1,266

	Total	￦	1,440	￦	—	￦	33,298	￦	3	￦	55,000

		2017
		Receivables						Payables
(In millions of Korean won)		Trade receivables		Loans		Other receivables		Trade payables		Other payables
Associates and joint ventures	K-Realty CR-REITs No.1	￦	778	￦	—	￦	33,800	￦	—	￦	—
	MOS GS Co., Ltd.		17		—		—		—		392
	MOS Daegu Co., Ltd.		1		—		—		—		1,388
	MOS Chungcheong Co., Ltd.		1		—		290		—		1,827
	MOS Gangnam Co., Ltd.		6		—		1		—		287
	MOS GB Co., Ltd.		17		—		1		—		778
	MOS BS Co., Ltd.		34		—		1		—		46
	MOS Honam Co., Ltd.		2		—		1		—		384
	K Bank, Inc.		1,338		—		7,994		—		296
	NgeneBio		1		2,510		—		—		3
	Others		54		—		1,281		—		2,135

	Total	￦	2,249	￦	2,510	￦	43,369	￦	—	￦	7,536

Summary of Significant Transactions With Related Parties

Significant transactions with related parties for the years ended December 31, 2015, 2016 and 2017, are as follows:

		2015
(In millions of Korean won)		Sales		Purchases[2]
Associates and joint ventures	KT Service Bukbu[1]	￦	2,143	￦	28,550
	Information Technology Solution Nambu Corporation[1]		2,707		24,025
	Information Technology Solution Seobu Corporation[1]		2,324		20,031
	Information Technology Solution Busan Corporation[1]		1,496		14,049
	KT Service Nambu[1]		1,972		21,133
	Information Technology Solution Honam Corporation[1]		2,050		29,538
	Information Technology Solution Daegu Corporation[1]		1,256		18,272
	KT Wibro Infra Co., Ltd.		11		814
	Smart Channel Co., Ltd.		6,545		4,722
	K- Realty CR-REITs No.1		2,133		38,167
	MOS GS Co., Ltd.		752		17,474
	MOS Daegu Co., Ltd.		357		12,227
	MOS Chungcheong Co., Ltd.		310		12,735
	MOS Gangnam Co., Ltd.		454		15,829
	MOS GB Co., Ltd.		964		21,582
	MOS BS Co., Ltd.		453		15,482
	MOS Honam Co., Ltd.		470		17,004
	Others		4,394		13,510

	Total[3]	￦	30,791	￦	325,144

1	The transactions for the year ended December 31, 2015, after KT Service Bukbu Co., Ltd. and KT Service Nambu Co., Ltd. were merged and included in the consolidation scope.
2	The amount includes acquisition of property, plant and equipment, and others.
3	Operating income amounting to ￦6,634 million of KT Capital Co., Ltd. and KT Rental that were classified as discontinued operations during the year ended December 31, 2015, is included.

		2016
(In millions of Korean won)		Sales		Purchases[2]
Associates and joint ventures	KT Wibro Infra Co., Ltd.	￦	11	￦	391
	Smart Channel Co., Ltd. [1]		766		—
	K- Realty CR-REITs No.1		1,989		37,469
	MOS GS Co., Ltd.		663		17,361
	MOS Daegu Co., Ltd.		291		12,220
	MOS Chungcheong Co., Ltd.		408		13,469
	MOS Gangnam Co., Ltd.		412		15,797
	MOS GB Co., Ltd.		891		21,802
	MOS BS Co., Ltd.		441		15,346
	MOS Honam Co., Ltd.		418		14,389
	Others		1,719		29,422

	Total	￦	8,009	￦	177,666

1	The transactions for the year ended December 31, 2016, before Smart Channel Co., Ltd. was included in the consolidation scope.
2	The amount includes acquisition of property, plant and equipment, and others.

		2017
(In millions of Korean won)		Sales		Purchases[1]
Associates and joint ventures	K- Realty CR-REITs No.1	￦	2,233	￦	35,532
	MOS GS Co., Ltd.		704		16,946
	MOS Daegu Co., Ltd.		335		8,514
	MOS Chungcheong Co., Ltd.		455		15,542
	MOS Gangnam Co., Ltd.		484		16,380
	MOS GB Co., Ltd.		987		21,651
	MOS BS Co., Ltd.		460		15,957
	MOS Honam Co., Ltd.		493		14,294
	K Bank, Inc.[3]		29,939		59
	NgeneBio[2]		43		—
	Others		1,149		11,384

	Total	￦	37,282	￦	156,259

1	The amount includes acquisition of property, plant and equipment and others.
2	It is the amount after excluded from consolidation during the year.
3	The sales amount consists of providing services of IT system construction to K Bank, Inc.

Summary of Key Management Compensation

Key management compensation for the years ended December 31, 2015, 2016 and 2017, consists of:

(In millions of Korean won)	2015		2016		2017
Salaries and other short-term benefits	￦	2,455	￦	2,629	￦	2,879
Post-employment benefits		413		381		311
Stock-based compensation		997		1,237		1,331

Total	￦	3,865	￦	4,247	￦	4,521

Summary of Fund Transactions With Related Parties

Fund transactions with related parties for the years ended December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016
	Equity contributions in cash		Dividend income
Associates and joint ventures
KT-DSC creative economy youth start-up investment fund	￦	6,000	￦	—
PT. Mitra Transaksi Indonesia		16,626		—
K-REALTY RENTAL HOUSING REIT 2		5,500		—
AI RESEARCH INSTITUTE		3,000		—
KT-IBKC future investment fund 1		3,750		—
Gyeonggi-KT Yoojin Superman Fund		1,000		—
FUNDA Co., Ltd.		2,799		—
K-Realty CR-REITs No.1		—		4,186
Korea Information & Technology Investment Fund		—		3,201
Daiwon Broadcasting Co., Ltd.		—		85
Others		—		82

Total	￦	38,675	￦	7,554

(In millions of Korean won)	2017
	Equity contributions in cash		Dividend income
Associates and joint ventures
PT. Mitra Transaksi Indonesia	￦	5,194	￦	—
KT-IBKC future investment fund 1		7,500		—
CHAMP IT Co.,Ltd.		750		—
Korea Electronic Vehicle Charging Service		864		—
Gyeonggi-KT Yoojin Superman Fund		1,000		—
K-REALTY CR REIT 1		—		5,392
K Bank, Inc.		26,543		—
Korea Information & Technology Investment Fund		—		739
MOS GS Co., Ltd.		—		12
MOS Daegu Co., Ltd.		—		12
MOS Chungcheong Co., Ltd.		—		12
MOS Gangnam Co., Ltd.		—		10
MOS GB Co., Ltd.		—		15
MOS BS Co., Ltd.		—		10
MOS Honam Co., Ltd.		—		10

Total	￦	41,851	￦	6,212